Subsequent Events (Details) - Subsequent Events ¥ in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)
Tianjin Huaying Education Co Ltd.
Subsequent Events
Percentage of equity interest acquired (as a percentage)			100.00%	100.00%
Cash consideration			$ 35.1	¥ 240.0
Beijing Tus-Juren Education Technology Co Ltd
Subsequent Events
Percentage of equity interest acquired (as a percentage)	30.00%	30.00%
Cash consideration	$ 35.1	¥ 239.4